Commitments (Tables)	12 Months Ended
Jan. 31, 2012
Commitments [Abstract]
Aggregate Minimum Annual Rentals Under Non-Cancelable Leases

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2013	$1,644	$608
2014	1,590	580
2015	1,525	532
2016	1,428	497
2017	1,312	457
Thereafter	8,916	3,261

Total minimum rentals	$16,415	$5,935

Less estimated executory costs		50

Net minimum lease payments		5,885
Less imputed interest		2,550

Present value of minimum lease payments		$3,335